IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 13)	$ 6,349	$ 6,112	$ 10,437
Impairment of goodwill and other intangible assets (Note 14)	16,570	19,212	29,667
Impairment of prepayments (Note 18)	(1,376)	(1,608)	(1,651)
Total impairment loss	24,295	26,932	41,755
Income tax impact of impairment loss	(148)	(1,752)	(517)
Total impairment loss after tax	$ 24,443	$ 25,180	$ 41,238